Average Annual Total Returns{- Fidelity Series Emerging Markets Opportunities Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity Series Emerging Markets Opportunities Fund
	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 5 years	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 10 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 5 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 10 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	24.72%	16.01%	5.55%	23.74%	14.87%	4.95%	15.14%	12.58%	4.32%	18.32%	12.84%	3.67%